RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RECEIVABLES
Mineral Exploration Tax Credit ("METC")	$ 353	$ 3,001
Goods and services tax	1,359	2,090
PST rebate	556	556
Lease incentive receivable	905
Other	52	35
Total	$ 3,225	$ 5,682